FAIR VALUE MEASUREMENT - Level 3 Reconciliation (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Level 3 Reconciliation
Conversion to Series A-3 Preferred Shares	¥ (628,062,274)
Convertible Loan
Level 3 Reconciliation
Convertible loan-beginning of year	151,557,796	¥ 116,728,899	¥ 151,557,796
Issuance	115,808,672
Change in Fair Value		43,006,399	34,499,858
Conversion to Series A-3 Preferred Shares			(181,112,874)
Foreign Currency Translation Adjustment	920,227	(8,177,502)	(4,944,780)
Convertible loan-end of year	¥ 116,728,899	¥ 151,557,796	¥ 116,728,899